Lease - liabilities (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Lease liabilities [abstract]
Carrying amount at 1 January 2019		$ 1,815,187
New leases		23,531
Modification		5,262
Accretion of interest recognized during the period		106,239
Payments	¥ (9,702)	(177,566)
Accrued but unpaid rent		(20,950)
Carrying amount at 31 December 2019		1,751,703
Current portion		90,521	¥ 90,521
Non-current portion		$ 1,661,182	¥ 1,661,182